Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Net income	$ 18,954	$ 26,754
Other comprehensive loss, net of tax
Foreign currency translation adjustments	1,463	(6,035)
Gains/(losses) on defined benefit plans	53	(648)
Other comprehensive income/(loss)	(709)	(2,486)
Comprehensive income	18,245	24,268
Net Investment Hedging
Other comprehensive loss, net of tax
Unrealized net gains/(losses) on hedges	0	3,244
Cash Flow Hedge
Other comprehensive loss, net of tax
Unrealized net gains/(losses) on hedges	$ (2,225)	$ 953